Marketable debt securities (Tables)	12 Months Ended
Dec. 31, 2018
Marketable Debt Securities [Abstract]
Schedule of marketable securities

	Million of euros
	2018	2017	2016

Classification:
Financial liabilities held for trading	—	—	—
Financial liabilities designated at fair value through profit or loss	2,305	3,056	2,791
Financial liabilities at amortised cost	244,314	214,910	226,078
	246,619	217,966	228,869
Type:
Bonds and debentures outstanding	195,498	176,719	183,278
Subordinated	23,676	21,382	19,873
Notes and other securities	27,445	19,865	25,718
	246,619	217,966	228,869

Maturity of subordinated liabilities and debentures

	Million of euros
	Within 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total

Subordinated Liabilities	580	129	1,341	21,626	23,676
Covered bonds	16,009	29,105	12,287	28,035	85,436
Other bonds and debentures	21,492	41,858	24,873	21,839	110,062
Total bonds and debentures outstanding	37,501	70,963	37,160	49,874	195,498
Total bonds and debentures outstanding and subordinated liabilities	38,081	71,092	38,501	71,500	219,174

Detail, by currency of issue, of bonds and debentures outstanding

				December 31, 2018
				Outstanding
				issue amount
				in foreign	Annual
	Million of euros			currency	interest
Currency of issue	2018	2017	2016	(Million)	rate (%)

Euro	85,479	83,321	77,231	85,479	1.25%
US dollar	62,021	48,688	48,134	71,014	3.14%
Pound sterling	16,616	13,279	15,098	14,864	2.40%
Brazilian real	15,778	17,309	27,152	70,117	5.53%
Chilean peso	6,460	5,876	6,592	5,133,310	5.00%
Other currencies	9,144	8,246	9,070
Balance at end of year	195,498	176,719	183,278

Changes in Bonds and debentures outstanding
	Million of euros
	2018	2017	2016

Balance at beginning of year	176,719	183,278	182,073
Net inclusion of entities in the Group	—	11,426	1,009
Of which:
Banco Santander, S.A. (Group Banco Popular)	—	11,426	—
Banca PSA Italia S.p.a.	—	—	500
PSA Bank Deutschland GmbH	—	—	497

Issues	68,306	62,260	57,012
Of which:
Banco Santander (Brasil) S.A.	16,422	16,732	7,699
Santander Consumer USA Holdings Inc.	15,627	11,242	11,699
Grupo Santander UK	14,984	7,625	12,815
Banco Santander, S.A. (*)	7,683	10,712	6,385
Santander Consumer Finance, S.A.	3,605	2,508	4,567
Banco Santander - Chile.	1,483	579	3,363
Santander Consumer Bank A.S.	1,342	1,117	1,537
Santander Holdings USA, Inc.	1,210	4,133	2,798
PSA Banque France	716	1,032	—
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	560	118	1,840
Santander Consumer Bank AG	—	749	—
PSA Financial Services Spain, EFC, SA	—	—	726
SCF Rahoituspalvelut KIMI VI DAC	—	635	—
Auto ABS French Lease Master Compartiment 2016	—	—	635
Banco Santander Totta, S.A.	—	1,999	—
Redemptions and repurchases	(48,319)	(66,871)	(59,036)
Of which:
Banco Santander (Brasil) S.A.	(14,802)	(23,187)	(7,579)
Santander Consumer USA Holdings Inc.	(11,939)	(10,264)	(11,166)
Santander Group UK	(6,800)	(13,303)	(13,163)
Banco Santander, S.A. (*)	(4,752)	(9,956)	(12,837)
Santander Consumer Finance, S.A.	(2,366)	(1,618)	(4,117)
Santander Consumer Bank AS	(1,268)	(337)	(710)
Santander Holdings USA, Inc.	(903)	(759)	(1,786)
Banca PSA Italia S.p.A.	(600)	—	—
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	(579)	(224)	(1,453)
Santander International Products, Plc.	(491)	(310)	(332)
Banco Santander- Chile	(204)	(1,442)	(516)
Banco Santander Totta, S.A.	(41)	(998)	(856)
Santander Bank, National Association	—	(886)	—
Exchange differences and other movements	(1,208)	(13,374)	2,219
Balance at year-end	195,498	176,719	183,278

(*)     As of December 31, 2017 and 2016, issuer entities were included.

Information on liabilities secured by financial assets

	Million of euros
	2018	2017	2016

Asset-backed securities	38,140	32,505	38,825
Of which, mortgage-backed securities	5,197	4,034	8,561
Other mortgage securities	46,026	52,497	44,616
Of which: mortgage-backed bonds	22,023	23,907	16,965
Territorial covered bond	1,270	1,270	592
	85,436	86,272	84,033

Information required by Bank of Spain

	2018	2017	2016

Face value of the outstanding mortgage loans and credits that support the issuance of mortgage-backed and mortgage bonds pursuant to Royal Decree 716/2009 (excluding securitised bonds)	85,610	91,094	56,871
Of which:
Loans eligible to cover issues of mortgage-backed securities	60,195	59,422	38,426
Transfers of assets retained on balance sheet: mortgage-backed certificates and other securitised mortgage assets	15,807	18,202	19,509